Income Taxes - Component of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Federal	$ 36,511	$ 34,707
State	4,075	3,208
Foreign	21	26
Other	11,858	12,219
Stock-based compensation	633	29
Fresh start and intangible assets acquired	1,280	(2,765)
Net deferred tax assets before valuation allowance	54,378	47,424
Valuation allowance	(54,251)	(47,186)
Net deferred tax assets	$ 127	$ 238